Earnings per share - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Earnings per share [line items]
Diluted earnings per share (in dollars per share) | $ / shares	$ 4.25	$ 1.01	$ (1.68)
Long term incentive plan 2015
Earnings per share [line items]
Anti-dilutive securities excluded (in shares)		236,590	236,590
Dilutive effect of share options on number of ordinary shares (in shares)	0